Sale of Vessels (Details) (USD $)	6 Months Ended		0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Feb. 26, 2014 Marathonas	Apr. 25, 2014 Commodore	May 15, 2014 Duka	May 20, 2014 Messologi	May 15, 2014 Mytilini	Feb. 13, 2013 Independence	Feb. 28, 2013 Henry	Mar. 25, 2013 Pride	May 14, 2014 Honour	May 14, 2014 Elbe
Sale of Vessel
Gross sale consideration	$ 50,602,000	$ 29,875,000	$ 11,500,000	$ 11,100,000	$ 11,000,000	$ 12,100,000	$ 12,000,000	$ 7,000,000	$ 6,100,000	$ 6,500,000	$ 9,100,000	$ 5,600,000
Net loss (gain) on sale			(500,000)	(1,000,000)	(100,000)	(2,100,000)	(2,000,000)	(518,000)	(138,000)	671,000	112,000	59,000
Net sale proceeds			$ 9,800,000	$ 9,700,000	$ 9,300,000	$ 10,900,000	$ 10,900,000	$ 6,000,000	$ 5,370,000	$ 5,480,000	$ 8,000,000	$ 5,020,000
Life of disposed asset			23 years	22 years	22 years	23 years	23 years	26 years	27 years	25 years	24 years	22 years